DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.2%
Australia — 5.4%
ANZ Group Holdings Ltd.
18,045 337,237
APA Group (a)
7,424 39,607
Aristocrat Leisure Ltd.
3,414 137,098
ASX Ltd.
1,131 51,896
BlueScope Steel Ltd.
2,814 41,199
Brambles Ltd.
8,326 124,257
CAR Group Ltd.
2,234 51,124
Cochlear Ltd.
397 69,365
Coles Group Ltd.
8,120 112,874
Computershare Ltd.
3,186 82,465
CSL Ltd.
2,943 467,791
Evolution Mining Ltd.
12,040 68,573
Fortescue Ltd.
10,301 102,024
Goodman Group REIT
12,310 260,796
Macquarie Group Ltd.
2,202 303,556
Northern Star Resources Ltd.
8,228 111,092
QBE Insurance Group Ltd.
9,157 136,482
REA Group Ltd.
320 49,365
South32 Ltd.
27,441 53,862
Suncorp Group Ltd.
6,576 87,306
Transurban Group (a)
18,838 171,907
WiseTech Global Ltd.
1,192 82,196
Woodside Energy Group Ltd.
11,578 165,785
(Cost $2,827,073)
3,107,857
Austria — 0.1%
OMV AG (b)
869 46,465
Verbund AG (b)
387 30,205
(Cost $75,664)
76,670
Belgium — 0.5%
Ageas SA/NV
920 60,002
Elia Group SA/NV
296 31,352
KBC Group NV
1,390 137,223
Lotus Bakeries NV
2 20,684
Syensqo SA
446 34,177
(Cost $230,626)
283,438
Chile — 0.1%
Antofagasta PLC
(Cost $44,841)
2,272 54,247
Denmark — 4.1%
A.P. Moller — Maersk A/S, Class
A
17 30,374
A.P. Moller — Maersk A/S, Class
B
27 48,837
Coloplast A/S, Class B
773 74,774
DSV A/S
1,262 297,314
Genmab A/S *
386 81,039
Novo Nordisk A/S, Class B
19,872 1,371,979
Novonesis ( Novozymes ) B, Class
B
2,183 153,424
Number
of Shares Value $
Orsted AS, 144A *
1,071 43,731
Pandora A/S
492 89,591
ROCKWOOL A/S, Class B
628 29,757
Tryg A/S
2,094 53,794
Vestas Wind Systems A/S
6,138 96,824
(Cost $2,058,306)
2,371,438
Finland — 1.3%
Elisa OYJ
822 43,299
Kesko OYJ, Class B
1,597 38,617
Kone OYJ, Class B
2,065 128,561
Metso Corp.
4,002 48,295
Neste OYJ
2,782 29,846
Nokia OYJ
32,232 167,442
Sampo OYJ, Class A
14,631 156,066
Stora Enso OYJ, Class R
3,733 37,743
UPM- Kymmene OYJ
3,274 90,653
(Cost $761,930)
740,522
France — 12.0%
Aeroports de Paris SA
190 25,474
AXA SA
10,722 505,266
BNP Paribas SA
6,173 540,590
Bouygues SA
1,095 47,723
Bureau Veritas SA
1,931 65,941
Carrefour SA
3,163 47,273
Cie Generale des Etablissements
Michelin SCA
4,061 155,273
Covivio SA REIT
360 21,579
Credit Agricole SA
6,419 117,360
Danone SA
3,909 333,892
Dassault Systemes SE
4,084 153,000
Eiffage SA
424 58,291
EssilorLuxottica SA
1,802 500,588
Eurazeo SE
279 19,495
Gecina SA REIT
298 32,782
Getlink SE *
1,986 37,990
Hermes International SCA
192 529,227
Kering SA
443 86,683
Legrand SA
1,591 193,171
L'Oreal SA
1,459 616,818
LVMH Moet Hennessy Louis
Vuitton SE
1,670 906,699
Publicis Groupe SA
1,392 151,516
Rexel SA
1,380 38,743
Schneider Electric SE
3,315 833,019
Societe Generale SA
4,364 237,060
TotalEnergies SE
12,383 726,227
(Cost $6,337,726)
6,981,680
Germany — 4.8%
adidas AG
1,038 258,657
Beiersdorf AG
603 82,592
Commerzbank AG
5,380 163,624

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Covestro AG *
956 65,661
Deutsche Boerse AG
1,141 367,223
Deutsche Lufthansa AG
3,955 31,636
Evonik Industries AG
1,632 35,313
GEA Group AG
883 59,043
Heidelberg Materials AG
810 158,577
Henkel AG & Co. KGaA
681 49,943
Infineon Technologies AG
7,924 308,328
Knorr- Bremse AG
466 47,083
LEG Immobilien SE (b)
431 36,575
Merck KGaA
782 102,537
MTU Aero Engines AG
325 129,319
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
810 525,433
Scout24 SE, 144A
474 64,519
Symrise AG
801 95,526
Vonovia SE (b)
4,492 147,020
Zalando SE, 144A *
1,319 47,093
(Cost $1,980,146)
2,775,702
Hong Kong — 2.4%
AIA Group Ltd.
64,846 542,895
CK Infrastructure Holdings Ltd.
4,178 27,040
Hang Seng Bank Ltd.
4,549 63,697
HKT Trust & HKT Ltd. (a)
22,853 32,932
Hong Kong & China Gas Co. Ltd.
67,521 59,414
Hong Kong Exchanges &
Clearing Ltd.
7,300 368,465
MTR Corp. Ltd.
8,773 30,655
Prudential PLC
15,828 180,322
Sino Land Co. Ltd.
21,488 21,703
Swire Pacific Ltd., Class A
2,347 20,008
WH Group Ltd., 144A
50,430 46,561
(Cost $1,425,781)
1,393,692
Ireland — 0.7%
AerCap Holdings NV
1,116 129,155
DCC PLC
573 35,823
James Hardie Industries PLC
CDI *
2,540 57,931
Kerry Group PLC, Class A
1,008 110,085
Kingspan Group PLC
944 80,911
(Cost $390,832)
413,905
Israel — 0.1%
Nice Ltd. *
(Cost $74,100)
407 68,490
Italy — 2.8%
Enel SpA
49,314 452,629
FinecoBank Banca Fineco SpA
3,723 80,389
Generali
5,240 190,656
Infrastrutture Wireless Italiane
SpA , 144A
1,867 21,894
Number
of Shares Value $
Intesa Sanpaolo SpA
91,759 511,472
Mediobanca Banca di Credito
Finanziario SpA
2,983 70,845
Moncler SpA
1,424 89,010
Nexi SpA , 144A
2,686 16,149
Poste Italiane SpA , 144A
2,712 58,836
Prysmian SpA
1,705 109,555
(Cost $1,175,550)
1,601,435
Japan — 22.9%
Aeon Co. Ltd.
4,000 122,943
Ajinomoto Co., Inc.
5,500 137,676
ANA Holdings, Inc.
1,200 23,760
Asahi Kasei Corp.
7,100 49,967
Asics Corp.
4,100 98,966
Astellas Pharma, Inc.
11,000 108,937
Bandai Namco Holdings, Inc.
3,600 114,665
Bridgestone Corp.
3,500 150,750
Capcom Co. Ltd.
2,100 62,580
Concordia Financial Group Ltd.
6,400 41,116
Dai Nippon Printing Co. Ltd.
2,230 32,941
Daifuku Co. Ltd.
1,948 52,218
Dai-ichi Life Holdings, Inc.
21,300 166,583
Daiichi Sankyo Co. Ltd.
10,400 276,911
Daikin Industries Ltd.
1,571 180,568
Daiwa House Industry Co. Ltd.
3,400 114,775
Daiwa Securities Group, Inc.
8,200 55,640
Dentsu Group, Inc.
1,200 25,963
Eisai Co. Ltd.
1,708 49,016
ENEOS Holdings, Inc.
17,200 81,700
FANUC Corp.
5,725 153,465
Fast Retailing Co. Ltd.
1,161 389,025
Fuji Electric Co. Ltd.
850 37,871
FUJIFILM Holdings Corp.
6,850 155,899
Fujitsu Ltd.
10,710 246,272
Hankyu Hanshin Holdings, Inc.
1,500 40,386
Hitachi Ltd.
27,800 779,506
Hoya Corp.
2,099 248,965
Isuzu Motors Ltd.
3,200 43,455
ITOCHU Corp.
7,200 386,209
JFE Holdings, Inc.
3,300 39,142
Kao Corp.
2,884 132,033
KDDI Corp.
18,604 322,197
Kikkoman Corp.
4,400 40,327
Kobe Bussan Co. Ltd.
900 28,379
Komatsu Ltd.
5,500 168,551
Konami Group Corp.
600 81,728
Kubota Corp.
5,700 65,712
LY Corp.
17,800 64,393
Marubeni Corp.
8,600 175,522
MatsukiyoCocokara & Co.
2,000 40,417
MEIJI Holdings Co. Ltd.
1,400 31,290

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Mitsubishi Chemical Group
Corp.
8,700 46,462
Mitsubishi Estate Co. Ltd.
6,500 118,968
Mitsui Fudosan Co. Ltd.
16,000 154,129
Mizuho Financial Group, Inc.
14,500 402,155
MS&AD Insurance Group
Holdings, Inc.
7,800 186,817
NEC Corp.
7,400 194,109
Nexon Co. Ltd.
2,000 36,204
Nippon Paint Holdings Co. Ltd.
5,550 41,905
Nissin Foods Holdings Co. Ltd.
1,200 25,465
Nitto Denko Corp.
4,150 76,086
Nomura Holdings, Inc.
18,300 112,657
Nomura Research Institute Ltd.
2,200 85,045
Obayashi Corp.
4,000 60,446
Omron Corp.
1,013 26,291
Oriental Land Co. Ltd.
6,525 145,291
ORIX Corp.
7,100 150,862
Osaka Gas Co. Ltd.
2,200 56,001
Pan Pacific International
Holdings Corp.
2,300 75,538
Panasonic Holdings Corp.
14,200 164,147
Rakuten Group, Inc. *
8,900 49,257
Recruit Holdings Co. Ltd.
8,550 514,855
Renesas Electronics Corp.
10,200 126,038
Ricoh Co. Ltd.
3,600 33,694
Secom Co. Ltd.
2,600 94,922
Sekisui Chemical Co. Ltd.
2,200 38,269
Sekisui House Ltd.
3,600 81,907
SG Holdings Co. Ltd.
1,800 17,533
Shimadzu Corp.
1,440 34,859
Shin-Etsu Chemical Co. Ltd.
10,975 352,992
Shiseido Co. Ltd.
2,300 37,139
SoftBank Corp.
173,600 266,364
SoftBank Group Corp.
5,800 306,048
Sompo Holdings, Inc.
5,420 164,784
Sony Group Corp.
37,265 983,954
Subaru Corp.
3,500 64,981
Sumitomo Metal Mining Co. Ltd.
1,453 33,421
Sumitomo Mitsui Financial
Group, Inc.
22,359 573,328
Sumitomo Mitsui Trust Holdings,
Inc.
3,900 106,031
Suntory Beverage & Food Ltd.
900 29,259
Sysmex Corp.
3,100 52,259
T&D Holdings, Inc.
3,000 68,901
TDK Corp.
11,825 131,120
TIS, Inc.
1,300 42,776
Toho Co. Ltd.
700 36,942
Tokio Marine Holdings, Inc.
11,100 470,170
Tokyo Electron Ltd.
2,715 432,759
Tokyo Gas Co. Ltd.
2,000 67,154
Tokyu Corp.
2,800 33,997
Number
of Shares Value $
Toray Industries, Inc.
8,200 56,720
Unicharm Corp.
6,600 52,486
West Japan Railway Co.
2,600 56,200
Yamaha Motor Co. Ltd.
5,900 45,386
Yokogawa Electric Corp.
1,279 31,458
ZOZO, Inc.
2,200 23,846
(Cost $10,316,096)
13,288,806
Luxembourg — 0.1%
Eurofins Scientific SE
(Cost $42,518)
717 47,813
Netherlands — 6.7%
Akzo Nobel NV
1,006 68,478
ASML Holding NV
2,389 1,773,452
ASR Nederland NV
894 57,323
Ferrovial SE
3,113 158,466
ING Groep NV
19,100 405,044
Koninklijke Ahold Delhaize NV
5,541 233,878
Koninklijke KPN NV
23,702 111,344
NN Group NV
1,606 101,043
Prosus NV *
7,941 407,479
QIAGEN NV *
1,251 56,453
Randstad NV
669 28,070
Universal Music Group NV
6,691 213,902
Wolters Kluwer NV
1,448 256,933
(Cost $2,733,804)
3,871,865
New Zealand — 0.3%
Contact Energy Ltd.
5,074 27,750
Meridian Energy Ltd.
8,169 26,776
Xero Ltd. *
882 104,605
(Cost $126,306)
159,131
Norway — 1.0%
Aker BP ASA
1,819 41,838
DNB Bank ASA
5,394 144,285
Equinor ASA
5,058 118,564
Gjensidige Forsikring ASA
1,286 32,524
Mowi ASA
2,951 55,051
Norsk Hydro ASA
8,852 48,483
Orkla ASA
4,245 48,029
Telenor ASA
3,707 56,818
Yara International ASA
982 35,177
(Cost $557,330)
580,769
Poland — 0.0%
InPost SA *
(Cost $22,208)
1,351 22,208
Portugal — 0.3%
EDP SA
18,757 74,742
Galp Energia SGPS SA
2,634 41,998
Jeronimo Martins SGPS SA
1,780 44,779
(Cost $141,391)
161,519

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Singapore — 0.8%
CapitaLand Ascendas REIT
25,000 51,372
CapitaLand Investment Ltd.
13,700 26,771
Grab Holdings Ltd., Class A *
14,889 72,509
Keppel Ltd.
8,800 46,334
Sembcorp Industries Ltd.
5,800 29,774
Singapore Exchange Ltd.
5,100 55,445
United Overseas Bank Ltd.
7,600 208,682
(Cost $396,901)
490,887
Spain — 2.5%
ACS Actividades de
Construccion y Servicios SA
1,072 70,403
Aena SME SA, 144A
458 123,227
Amadeus IT Group SA
2,746 228,755
Banco de Sabadell SA
32,567 103,706
Cellnex Telecom SA, 144A *
3,003 114,957
Endesa SA
1,903 58,071
Iberdrola SA
35,119 641,091
Redeia Corp. SA
2,356 48,679
Repsol SA
6,890 92,728
(Cost $1,124,955)
1,481,617
Sweden — 4.6%
AddTech AB, Class B
1,573 53,946
Alfa Laval AB
1,763 74,834
Assa Abloy AB, Class B
6,141 194,301
Atlas Copco AB, Class A
16,306 261,271
Atlas Copco AB, Class B
9,544 135,683
Boliden AB *
1,788 55,828
Epiroc AB, Class A
4,066 90,803
Epiroc AB, Class B
2,269 44,294
EQT AB
2,196 64,154
Essity AB, Class B
3,653 106,605
Evolution AB, 144A
903 61,861
H & M Hennes & Mauritz AB,
Class B
3,337 47,701
Holmen AB, Class B
500 20,614
Indutrade AB
1,676 45,333
Nibe Industrier AB, Class B
8,665 35,427
Sandvik AB
6,509 141,904
Skanska AB, Class B
2,080 49,353
SKF AB, Class B
1,985 43,565
Spotify Technology SA *
931 619,245
Svenska Cellulosa AB SCA,
Class B
3,596 48,540
Svenska Handelsbanken AB,
Class A
8,848 117,959
Tele2 AB, Class B
3,168 47,314
Telia Co. AB
13,930 53,719
Volvo AB, Class B
9,645 267,009
(Cost $2,420,216)
2,681,263
Number
of Shares Value $
Switzerland — 9.5%
ABB Ltd.
9,600 543,831
Alcon, Inc.
3,030 260,752
Baloise Holding AG
241 57,262
Banque Cantonale Vaudoise
198 22,944
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
12 193,245
Coca-Cola HBC AG *
1,338 69,684
DSM- Firmenich AG
1,132 125,966
Geberit AG
205 152,961
Givaudan SA
56 281,380
Julius Baer Group Ltd.
1,241 81,751
Kuehne + Nagel International AG
290 65,321
Logitech International SA
903 75,225
Lonza Group AG
438 303,463
Novartis AG
11,530 1,319,659
SGS SA
978 102,115
SIG Group AG *
1,749 35,766
Sika AG
931 248,969
Sonova Holding AG
305 95,634
STMicroelectronics NV
2,798 70,215
STMicroelectronics NV, Class Y
1,344 33,613
Swiss Life Holding AG
174 173,968
Swiss Prime Site AG
503 71,573
Swiss Re AG
1,829 323,367
Swisscom AG
159 109,445
Temenos AG
309 22,962
VAT Group AG, 144A
162 61,661
Zurich Insurance Group AG
888 623,886
(Cost $4,239,404)
5,526,618
United Kingdom — 14.2%
3i Group PLC
5,904 324,206
Admiral Group PLC
1,543 69,707
Anglo American PLC *
7,711 229,291
Ashtead Group PLC
2,629 153,691
Associated British Foods PLC
1,943 54,579
AstraZeneca PLC
9,404 1,359,486
Auto Trader Group PLC, 144A
5,443 58,281
Aviva PLC
16,227 133,617
Barratt Redrow PLC
8,017 49,819
BT Group PLC
36,248 87,719
Bunzl PLC
1,916 61,392
Coca-Cola Europacific Partners
PLC
1,414 129,791
Croda International PLC
866 35,830
HSBC Holdings PLC
107,220 1,262,574
Informa PLC
7,894 83,609
Intertek Group PLC
970 62,605
J Sainsbury PLC
10,917 42,017
Kingfisher PLC
10,890 40,768
Land Securities Group PLC REIT
4,357 37,193

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
Legal & General Group PLC
35,890 120,370
Lloyds Banking Group PLC
364,808 379,795
M&G PLC
13,810 44,082
Melrose Industries PLC
7,779 49,105
Mondi PLC
2,552 41,487
National Grid PLC
29,694 419,059
Pearson PLC
3,653 57,391
Phoenix Group Holdings PLC
4,506 38,525
Reckitt Benckiser Group PLC
4,138 280,801
RELX PLC
11,216 604,107
Rentokil Initial PLC
15,348 72,773
Sage Group PLC
5,972 98,173
Schroders PLC
4,932 23,638
Segro PLC REIT
7,678 72,169
Smiths Group PLC
1,990 57,805
Spirax Group PLC
410 31,599
SSE PLC
6,722 159,634
Tesco PLC
40,840 213,690
Unilever PLC
15,192 964,332
Vodafone Group PLC
121,794 126,272
Whitbread PLC
1,002 39,105
WPP PLC
6,373 51,514
(Cost $6,501,523)
8,221,601
TOTAL COMMON STOCKS
(Cost $46,005,227)
56,403,173
Number
of Shares Value $
PREFERRED STOCKS — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA
987 78,973
Sartorius AG
166 39,763
(Cost $123,908)
118,736
EXCHANGE-TRADED FUNDS
— 1.2%
iShares ESG Aware MSCI EAFE
ETF (b)
(Cost $705,738)
8,125 719,875
SECURITIES LENDING
COLLATERAL — 0.7%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.22%
(c)(d)
(Cost $410,087)
410,087 410,087
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
4.26% (c)
(Cost $42,659)
42,659 42,659
TOTAL INVESTMENTS — 99.4%
(Cost $47,287,619)
57,694,530
Other assets and liabilities,
net — 0.6%
346,086
NET ASSETS — 100.0%
58,040,616
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (c)(d)
83,698 326,389 (e) — — — 1,831 — 410,087 410,087
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 4.26% (c)
41,263 937,411 (936,015) — — 1,485 — 42,659 42,659
124,961 1,263,800 (936,015) — — 3,316 — 452,746 452,746
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $392,433, which is 0.7% of net assets.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Securities are listed in country of domicile.
At May 31, 2025 the Xtrackers MSCI EAFE Selection Equity ETF had the following sector diversification:
At May 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
CDI: Chess Depositary Interests
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
13,352,240 23 .6
Industrials
10,179,900 18 .0
Health Care
6,887,184 12 .2
Consumer Discretionary
5,663,378 10 .0
Consumer Staples
4,652,208 8 .2
Information Technology
4,498,021 8 .0
Communication Services
3,351,211 5 .9
Materials
3,132,504 5 .5
Utilities
2,292,708 4 .1
Energy
1,345,152 2 .4
Real Estate
1,167,403 2 .1
Total
56,521,909 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
EURO STOXX 50 Index
EUR 7 420,171 426,582 6/20/2025 6,411
Micro EURO STOXX 50 Index
EUR 35 205,835 213,291 6/20/2025 7,456
MINI TOPIX Index
JPY 6 113,071 116,324 6/12/2025 3,253
Total unrealized appreciation
17,120
EUR Euro
JPY Japanese Yen

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI EAFE Selection Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
EASG-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 56,403,173 $ — $ — $ 56,403,173
Preferred Stocks
118,736 — — 118,736
Exchange-Traded Funds
719,875 — — 719,875
Short-Term Investments (a)
452,746 — — 452,746
Derivatives (b)
Futures Contracts
17,120 — — 17,120
TOTAL
$ 57,711,650 $ — $ — $ 57,711,650
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.